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                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 6

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGE 6 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

--------------------------------------------------------------------------------
                           Management       Other       12b-1       Total Mutual
                              Fees         Expenses     Fees       Fund Expenses
--------------------------------------------------------------------------------
NSAT Money Market Fund        0.34%         0.21%        0.00%        0.55%
--------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

--------------------------------------------------------------------------------
                           Management       Other       12b-1       Total Mutual
                              Fees         Expenses      Fees      Fund Expenses
--------------------------------------------------------------------------------
NSAT Money Market Fund        0.40%         0.21%        0.00%        0.61%
--------------------------------------------------------------------------------

2. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "EXAMPLE" CHART LOCATED ON PAGE 7 OF YOUR PROSPECTUS, IS AMENDED AS
     FOLLOWS:

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.40%). Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.


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
--------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract  If you do not surrender your   If you annuitize your contract
                               at the end of the applicable   contract at the end of the      at the end of the applicable
                                       time period              applicable time period                 time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          74     108    145     234      20    63     109     234      *     63     109      234
--------------------------------------------------------------------------------------------------------------------------

3. THE 1ST PARAGRAPH OF THE "DOLLAR COST AVERAGING" PROVISION LOCATED ON PAGE 23 OF YOUR PROSPECTUS IS AMENDED TO DELETE THE FOLLOWING SENTENCE:

     "Contract owners may participate in this program if their contract value is $15,000 or more."


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